Other non-current financial assets	12 Months Ended
Dec. 31, 2020
Other Non-current Financial Assets [Abstract]
Other non-current financial assets
13.	Other non-current financial assets

	2020 £’000	2019 £’000
Long-term security deposits	786	2,532
Prepayments	3,427	1,858
Other	197	-
	4,410	4,390

The long-term security deposits represent lease security deposits for buildings. Following the termination of a leasehold property during the year ended December 31, 2020, the Group was repaid the security deposit of £1,800,000 associated with that property.

Included within Other is £146,000 due under the settlement agreement reached on December 23, 2020 (see Note 5) and £51,000 representing the facilities fee associated with the remaining $50 million available that may be drawn down in the future under the debt agreement entered into with Oxford Finance on November 6, 2020.

Prepayments are those amounts paid in advance for clinical trials that will be repaid at the end of the associated clinical trials which is expected to occur more than twelve months.